Stockholders Equity (Details 4) - Restricted Stock Awards - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Shares Outstanding, Beginning Balance	11,666,667	11,666,667
Restricted Shares, Cancelled	(10,833,334)
Restricted Shares, Granted	0	0
Restricted Shares, Vested	0	0
Restricted Shares, Forfeited	0	0
Restricted Shares Outstanding, Ending Balance	833,333	11,666,667
Weighted Average Grant Price, Beginning Balance	$ 0.03	$ 0.03
Weighted Average Grant Price, Granted	0	0
Weighted Average Grant Price, Cancelled	0.03	0
Weighted Average Grant Price, Vested	0	0
Weighted Average Grant Price, Ending Balance	$ 0.03	$ 0.03